                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal Investors Fund, Inc.    (800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal Investors Fund, Inc.         1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392-0300            Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Advisors Preferred Class, Advisors Select Class, Preferred Class,
                         Select Class, Institutional Class and Class J Common
Stock,
                         par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 10, 2003, pursuant to Rule 488.

             ______________________________________________________

                         PRINCIPAL INVESTORS FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal Investors Fund, Inc.
                                             dated March 1, 2003.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings
logo
Principal
        Financial
        Group





April 10, 2003

Dear Shareholder:

The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the International SmallCap Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the International SmallCap Fund with another series of the Fund, the International Fund I. If the Plan is approved by shareholders and implemented, shareholders of the International SmallCap Fund will cease to own shares of the International SmallCap Fund and will become the owner of shares of the same class of the International Fund I equal in value to the shares of the International SmallCap Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.

The International SmallCap Fund and the International Fund I are growth-oriented funds which invest primarily in common stocks of foreign companies and seek long-term growth of capital. The principal difference between the International SmallCap Fund and the International Fund I is the investment strategy of each series. The International SmallCap Fund invests primarily in companies having market capitalizations of $2 billion or less. The International Fund I may invest in companies having small, medium or large market capitalizations; it is not restricted to small capitalization companies.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,
LOGO


 /s/Ralph C. Eucher


Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 14, 2003
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the International SmallCap Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the International SmallCap Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the International SmallCap Fund at the close of business on April 7, 2003, the record date for the meeting.

Please read the attached prospectus/information statement.
LOGO
                                        /s/A.S. Filean
                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                          INTERNATIONAL FUND I SERIES
                         INTERNATIONAL SMALLCAP SERIES
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the International SmallCap Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the International SmallCap Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the International Fund I (the "International Fund"), another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The International SmallCap Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the International Fund shares of the same classes to its shareholders. As a result, a shareholder of the International SmallCap Fund will have the same amount invested in the same share class of the International Fund that the shareholder had invested in those share classes of the International SmallCap Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the International SmallCap Fund in connection with the Plan.

The International SmallCap Fund and the International Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of the International SmallCap Fund and the International Fund is to seek long-term growth of capital. The International SmallCap Fund pursues the investment objective by investing at least 80% of its assets in common stocks of non-U.S. companies having a market capitalization of $2 billion or less while the International Fund may invest all of its assets in common stocks of non-U.S. companies having small, medium or large market capitalizations.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectus and Statement of Additional Information for the International Fund and the International SmallCap Fund, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the International Fund and the International SmallCap Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. As a shareholder of the International SmallCap Fund, you previously received a current prospectus for the International Fund in a prospectus that combines these and other series of the Investors Fund. A copy of the prospectus may be obtained as described above.
                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                          statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................     5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................     7
  The Plan............................................................     7
  Reasons for the Plan................................................     7
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Series.....................................     9
  Purchases...........................................................     13
  Exchanges...........................................................     13
  Redemption Procedures and Fees......................................     13
  Dividends and Distributions.........................................     13
  Federal Income Tax Consequences of the Proposed Combination.........     14
  Costs and Expenses..................................................     14
  Continuation of Shareholder Accounts................................     14
PRINCIPAL RISK FACTORS................................................     14
THE PLAN..............................................................     14
  Plan of Acquisition.................................................     14
  Description of Securities to Be Issued..............................     15
  Reasons for the Proposed Combination................................     15
  Federal Income Tax Consequences.....................................     16
  Capitalization......................................................     16
MANAGEMENT'S DISCUSSION OF SERIES PERFORMANCE.........................     17
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........     18
ADDITIONAL INFORMATION ABOUT THE SERIES...............................     21
PROPOSALS OF SHAREHOLDERS.............................................     22
OTHER BUSINESS........................................................     22

APPENDIX A: FORM OF PLAN OF ACQUISITION ...............................    22

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the International SmallCap Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the International SmallCap Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the International SmallCap Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the International SmallCap Fund with the International Fund which is also a series of the Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE INTERNATIONAL SMALLCAP FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the International SmallCap Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the International SmallCap Fund had the following shares outstanding and entitled to be voted.

                                          OUTSTANDING
              SHARE CLASS                   SHARES
              -----------                 -----------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J

Shareholders of the International SmallCap Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the International SmallCap Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the International SmallCap Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the International SmallCap Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the International SmallCap Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the International SmallCap Fund.

Proxies of the shareholders of the International SmallCap Fund are not being solicited because Principal Life owned or was authorized to vote a majority of the outstanding shares of the International SmallCap Fund as of the record date, and is expected to be present at the meeting and to vote such shares.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the International SmallCap Fund's and the International Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the International Fund. The table below shows the percentage of the outstanding shares of each Class of the International SmallCap Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on May 21, 2003):

                                   PRINCIPAL LIFE'S
                                     INTERNATIONAL         PRINCIPAL LIFE'S
                                     SMALLCAPFUND         INTERNATIONAL FUND
                                 PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
          SHARE CLASS              ON APRIL 7, 2003      AT THE EFFECTIVE TIME
          -----------            ---------------------  -----------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J


The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                   PERCENTAGE
 NAME                                      ADDRESS                OF OWNERSHIP
 ----                                     --------                ------------
INTERNATIONAL SMALLCAP FUND - ADVISORS
SELECT CLASS

INTERNATIONAL SMALLCAP FUND - CLASS J

INTERNATIONAL FUND I - ADVISORS SELECT
CLASS


INTERNATIONAL FUND I - ADVISORS
PREFERRED CLASS

INTERNATIONAL FUND I - PREFERRED CLASS





The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of any of the Series.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the International SmallCap Fund with the International Fund. The International SmallCap and International Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the International Fund will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue to the International SmallCap Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the International SmallCap Fund attributable to each share class. Immediately thereafter, the International SmallCap Fund will distribute all the International Fund shares it receives to its shareholders who own the corresponding class of the International SmallCap Fund shares and thereby redeem all its outstanding shares. Each International SmallCap Fund shareholder will receive International Fund shares equal in value to the shares of the corresponding class of the International SmallCap Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on May 21, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The International SmallCap Fund has a relatively small amount of assets and has experienced limited sales of shares. The likelihood that the International SmallCap Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of the International SmallCap Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the International SmallCap Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the International SmallCap Fund with an investment in a larger growth-oriented, international fund with a more favorable expense ratio than the International SmallCap Fund. The table below reflects the investment performance of the International SmallCap Fund and the International Fund for the periods ended February 28, 2003.

                                                         TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        ---------------------------------------------------------------------------------------------------------
                                                                        ADVISORS                                   ADVISORS
                                        PREFERRED                       PREFERRED              SELECT               SELECT
        SERIES                            CLASS                           CLASS                CLASS                 CLASS
        ------          ----------------------------------------   --------------       --------------------  -------------------
                                                   SINCE                      SINCE                SINCE                  SINCE
                              1-YR.             INCEPTION**        1-YR.   INCEPTION**  1-YR.   INCEPTION***  1-YR.    INCEPTION**
                              -----             -----------        -----   -----------  -----   ------------  -----    -----------
 International Fund          -17.15                -19.70          -17.65    -19.98     -17.49     -19.85     -17.96     -20.21
 International
 SmallCap Fund               -16.98                -18.15          -17.31    -18.46     -17.00     -18.28     -17.37     -18.58

                                                    TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                   ---------------------------------------------------------------------
                                                INSTITUTIONAL
                         SERIES                     CLASS                             CLASS J
                         ------              --------------------                 ----------------

                                                         SINCE                                  SINCE
                                             1-YR.    INCEPTION***                1-YR.       INCEPTION***
                                             -----    ------------                -----       ------------
 International Fund                          -17.20       -19.06                 -18.71         -19.73
 International SmallCap Fund                 -16.73       -16.76                 -18.41         -17.55
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.


INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the International Fund and the International SmallCap Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of non-U.S. companies, but the International SmallCap Fund invests at least 80% of its assets in companies having market capitalizations of less than $2 billion. The International Fund may invest all of its assets in non-U.S. companies having small, medium or large market capitalizations. Thus, while the risks of investing in international stock funds in general are similar for each Fund, each has different risks due to the extent to which each invests in companies with small market capitalizations.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Principal Global Investors ("PGI") to provide investment advisory services to the International SmallCap Fund as well as the International Fund. PGI is a direct wholly-owned subsidiary of Principal Life and an affiliate of the Manager.

Under the sub-advisory agreement, the Manager compensates PGI by paying it a portion of the fee the Manager receives from each Fund. The Manager pays PGI a smaller percentage of the fee it receives from the International Fund than the percentage of the fee it receives from the International SmallCap Fund. The Manager also currently waives a portion of the management fee, or pays expenses of, the Class J shares of each of the Funds. If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the International SmallCap Fund, and the overall amount of the Manager's management fee waiver or expense reimbursement for Class J shares will be reduced.

FEES AND EXPENSES OF THE SERIES
-------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the series.

                                                         SHAREHOLDER FEES
                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                            -----------------------------------------
                                                            ADVISORS            ADVISORS
                                               PREFERRED   PREFERRED   SELECT    SELECT    INSTITUTIONAL
                                                 CLASS       CLASS      CLASS     CLASS        CLASS                     CLASS J
                                               ---------   ---------   ------   --------   -------------               ------------
  Maximum sales charge imposed on purchases
  (as a % of offering price)                      None        None      None      None          None                     None
  Maximum Contingent Deferred Sales Charge
  ("CDSC") (as a % of dollars subject to
  charge)                                         None        None      None      None          None                     1.00/(1)/
  Redemption or Exchange Fee                      None        None      None      None          None                     1.00/(2)/
                                               //                      //                                  /     /          /
 ///(1)/A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
 ///(2)/
    Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.


ONE-TIME FEES
      . Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                                   INTERNATIONAL SMALLCAP FUND
                              ---------------------------------------------------------------------
                                         ADVISORS                 ADVISORS
                              PREFERRED  PREFERRED                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS   CLASS        CLASS       CLASS J*
   -----------------------    ---------  ---------  ------------  --------  -------------   --------
 Management Fees                1.20%      1.20%       1.20%       1.20%        1.20%        1.20%
 12b-1 Fees                     0.00       0.25        0.10        0.30         0.00         0.50
 Other Expenses                 0.26       0.32        0.28        0.45         0.00         2.27
                                ----       ----        ----        ----         ----         ----
 Total Operating Expenses       1.46%      1.77%       1.58%       1.95%        1.20%        3.97%


                                                                             INTERNATIONAL FUND
                                         ----------------------------------------------------------------------------------------
                                                               ADVISORS                        ADVISORS
                                            PREFERRED         PREFERRED         SELECT          SELECT          INSTITUTIONAL
        FUND OPERATING EXPENSES               CLASS             CLASS           CLASS*           CLASS              CLASS
        -----------------------             ---------         ---------         ------         --------         -------------
 Management Fees                              0.90%             0.90%            0.90%           0.90%              0.90%
 12b-1 Fees                                   0.00              0.25             0.10            0.30               0.00
 Other Expenses                               0.26              0.32             0.28            0.45               0.00
                                              ----              ----             ----            ----               ----
 Total Operating Expenses                     1.16%             1.47%            1.28%           1.65%              0.90%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund and the
  International SmallCap Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund and the International SmallCap Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund and the International SmallCap Fund (expressed as a percent of average net assets attributable to
  Class J shares on an annualized basis) not to exceed:
   . 2.15% for the International SmallCap Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.
   . 1.85% for the International Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.



        FUND OPERATING EXPENSES              CLASS J**
        -----------------------              ---------
 Management Fees                               0.90%
 12b-1 Fees                                    0.50
 Other Expenses                                1.24
                                               ----
 Total Operating Expenses                      2.64%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund and the
  International SmallCap Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund and the International SmallCap Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund and the International SmallCap Fund (expressed as a percent of average net assets attributable to
  Class J shares on an annualized basis) not to exceed:
   . 2.15% for the International SmallCap Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.
   . 1.85% for the International Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.



The International Fund's expenses, assuming implementation of the Plan on May 21, 2003, as a percentage of average daily net assets are as follows:

                                                                    INTERNATIONAL FUND
                         ----------------------------------------------------------------------------------------
                                               ADVISORS                        ADVISORS
     FUND OPERATING         PREFERRED         PREFERRED         SELECT          SELECT          INSTITUTIONAL
        EXPENSES              CLASS             CLASS            CLASS           CLASS              CLASS
     --------------         ---------         ---------         ------         --------         -------------
  Management Fees             0.90%             0.90%            0.90%           0.90%              0.90%
  12b-1 Fees                  0.00              0.25             0.10            0.30               0.00
  Other Expenses              0.26              0.32             0.28            0.45               0.00
                              ----              ----             ----            ----               ----
  Total Operating
  Expenses                    1.16%             1.47%            1.28%           1.65%              0.90%
 *The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund through the period ending February 29,
  2004. The effect of the expense limitation is to reduce the International Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.



     FUND OPERATING
        EXPENSES             CLASS J*
     --------------          --------
  Management Fees              0.90%
  12b-1 Fees                   0.50
  Other Expenses               1.31
                               ----
  Total Operating              2.71%
  Expenses
 *The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund through the period ending February 29,
  2004. The effect of the expense limitation is to reduce the International Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.

The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  International Fund        $118          $368          $638          $1,409
  International
  SmallCap Fund              149           462           797           1,746

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  International Fund         $150            $465            $803            $1,757
  International
  SmallCap Fund               180             557             959             2,084

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  International Fund          $130        $406         $702          $1,545
  International SmallCap
  Fund                         161         499          860           1,878

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $168          $520          $  897           $1,955
  International
  SmallCap Fund               198           612           1,052            2,275

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $ 92          $287           $498            $1,108
  International
  SmallCap Fund               122           381            660             1,455

                                    IF YOU SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  International Fund          $369        $ 820       $1,400         $2,973
  International SmallCap
  Fund                         500         1210        2,037          4,181

                                 IF YOU DO NOT SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  International Fund          $267       $  820       $1,400         $2,973
  International SmallCap
  Fund                         399        1,210        2,037          4,181

The following is an example of the effect of the operating expenses of the International Fund, assuming implementation of the Plans on May 21, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the International Fund, based upon these assumptions:

                           NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                          ----------------------------------------------------
                            1 YEAR       3 YEARS       5 YEARS        10 YEARS
                          -----------  ------------  ------------  ---------------
  International Fund         $118          $368          $638          $1,409

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  International Fund         $150            $465            $803            $1,757

                          NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                         -------------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  International Fund        $130        $406         $702          $1,545

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $168          $520           $897            $1,955

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  International Fund         $92           $287           $498            $1,108

                                  IF YOU SELL YOUR CLASS J SHARES
                         --------------------------------------------
                            NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                         --------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  International Fund        $376        $841        $1,435         $3,041

                               IF YOU DO NOT SELL YOUR CLASS J SHARES
                         --------------------------------------------
                            NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                         --------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  International Fund        $274        $841        $1,435         $3,041


PURCHASES
---------
Shares of the International Fund and the International SmallCap Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The International Fund and the International SmallCap Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay ongoing fees to Princor and others who provide services to the funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the International Fund and the International SmallCap Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

                                   12B-1 FEE
                                   ---------
 Advisors Preferred Class Shares     0.25%
 Advisors Select Class Shares...     0.30%
 Select Class Shares............     0.10%
 Class J Shares.................     0.50%


EXCHANGES
---------
Shares of the International Fund and the International SmallCap Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the International Fund and the International SmallCap Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form with respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the day following the day you place the sell order.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
The International Fund and the International SmallCap Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Immediately prior to the reorganization, the International Fund and the International SmallCap Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distributes to its shareholders.


FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the International Fund shares received by shareholders of the International SmallCap Fund will equal the tax cost basis of their shares in the International SmallCap Fund and their holding period of the International Fund shares will include the time during which the shareholders held the International SmallCap Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Fund in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the International SmallCap Fund and will become a shareholder of the International Fund owning the same class of shares of the International Fund having the same value as the investment you had in the International SmallCap Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the International Fund and the International SmallCap Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of foreign companies, but the International SmallCap Fund invests at least 80% of its assets in companies having market capitalizations of less than $2 billion. The International Fund may invest all of its assets in common stock of non-U.S. companies having small, medium or large market capitalizations. Thus, while the risks of investing in international stock funds in general are similar for each Fund, each has different risks due to the extent to which each invests in companies with small market capitalizations. As with all mutual funds, as the values of the assets of each Fund rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each Fund is subject to the risk that prices of securities it owns will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The International SmallCap Fund invests primarily in small companies and the International Fund may invest in small, medium or large companies. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the International Fund will acquire all the assets and assume all the liabilities of the International SmallCap Fund and will issue to the International SmallCap Fund the number of shares of Common Stock of each share class of the International Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the International
SmallCap Fund.   We expect that the closing date will be May 21, 2003, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The series will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the International Fund and the International SmallCap Fund are identical). The International Fund will issue to the International SmallCap Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the International SmallCap Fund outstanding at the effective time. The International SmallCap Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the International Fund.

Immediately after the effective time, the International SmallCap Fund will distribute to you its International Fund shares of the same class as the International SmallCap Fund shares you own in exchange for all your International SmallCap

Fund shares of that class. You will receive shares of the International Fund that are equal in value to the shares of the International SmallCap Fund you surrender in the exchange. In connection with the exchange, the International Fund will credit on its books an appropriate number of its shares to the account of each International SmallCap Fund shareholder, and the International SmallCap Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for International SmallCap Fund shares that is not surrendered will be deemed to represent the number of International Fund shares for which the International SmallCap Fund shares have been exchanged. After the effective time, the International SmallCap Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for the International SmallCap Fund is subject to the approval of the Plan by the shareholders of the International SmallCap Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the International SmallCap Fund after the shareholders of the International SmallCap Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.

The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the International Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the International Fund as the share classes of the International SmallCap Fund have with respect to the International SmallCap Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the International Fund had the following number of shares of each class outstanding:

                         NUMBER OF OUTSTANDING
        CLASS                    SHARES
        -----            ---------------------
  Preferred
  Advisors Preferred
  Select
  Advisors Select
  Institutional
  Class J

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The International SmallCap Fund has a relatively small amount of assets and has experienced limited sales of shares. The likelihood that the International SmallCap Fund will achieve significant asset levels in the foreseeable future is low. The Board for the International SmallCap Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the International SmallCap Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the International SmallCap Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the International Fund and the International SmallCap Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the International SmallCap Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Fund as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the International SmallCap Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the International SmallCap Fund;
(8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the International SmallCap Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the International Fund will use a portion of the International SmallCap Fund's assets in its business and will continue the International SmallCap Fund's historic business, the combination of the International SmallCap Fund with the International Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the International Fund shares received by shareholders of the International SmallCap Fund will equal the tax cost basis of their shares in the International SmallCap Fund, and their holding periods for the International Fund shares will include their holding periods for the International SmallCap Fund shares.

As of October 31, 2002, the International SmallCap Fund had an accumulated capital loss carryforward in the amount of approximately $1,605,000. After the reorganization, this loss will be available to the International Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the International Fund may not be able to use these losses as rapidly as the International SmallCap Fund might have, and part of these losses may not be useable at all. The ability of the International Fund to utilize the accumulated capital loss carry-forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the International SmallCap Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the International Fund.

The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the International SmallCap Fund and the International Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                                INTERNATIONAL SMALLCAP FUND
                        ---------------------------------------------------------------------------
                         ADVISORS                ADVISORS
                        PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                          CLASS       CLASS       CLASS     SELECT CLASS      CLASS        CLASS J
                        ---------   ---------    --------   ------------  -------------    -------
 Net Assets             $1,673,949  $1,428,696  $1,251,169    $807,164      $932,332      $3,923,261
 Net Asset Value Per
 Share                  $     6.43  $     6.46  $     6.42    $   6.45      $   6.48      $     6.44
 Shares Outstanding        260,163     221,130     195,019     125,207       143,931         609,053

                                                           INTERNATIONAL FUND
                             -------------------------------------------------------------------------------
                              ADVISORS                  ADVISORS
                              PREFERRED    PREFERRED     SELECT                  INSTITUTIONAL
                                CLASS        CLASS       CLASS     SELECT CLASS      CLASS         CLASS J
                              ---------    ---------    --------   ------------  -------------     -------
 Net Assets                    1,719,582    3,779,709   1,958,946     468,770     $30,999,736     $12,194,398
 Net Asset Value Per Share    $     6.16   $     6.17       $6.12    $   6.16            6.18    $       6.15
 Shares Outstanding              279,182      612,444     320,145      76,094       5,013,510       1,984,033

                                                       COMBINED INTERNATIONAL FUND
                             -------------------------------------------------------------------------------
                              ADVISORS                 ADVISORS
                             PREFERRED    PREFERRED     SELECT                   INSTITUTIONAL
                               CLASS        CLASS        CLASS     SELECT CLASS      CLASS         CLASS J
                             ---------    ---------    --------    ------------  -------------     -------
 Net Assets                  $3,393,531    5,208,405    3,210,115    1,275,934     31,932,068     $16,117,659
 Net Asset Value Per Share        $6.16   $     6.17   $     6.12         6.16           6.18    $       6.15
 Shares Outstanding             550,927      844,000      524,585      207,128      5,164,373       2,621,961

           MANAGEMENT'S DISCUSSION OF INTERNATIONAL FUND PERFORMANCE

The following discussion relates to the performance of the International Fund during its most recent fiscal year, which ended October 31, 2002.


International equity markets posted negative returns in the last year, largely due to concerns about the sustainability of the global economic recovery. The Principal Investors Fund - International Fund I outperformed the MSCI Europe, Australasia and Far East (EAFE) Index by approximately 1.6% for the one-year period ending October 31, 2001, returning -12.33%, compared to -13.21% for the Index.


Initial market performance in the fiscal year was positive as companies experienced a rebound in business after the September 11 terrorist attacks. This strong economic and company performance faded in the second half of 2002. The sluggish economic growth negatively impacted company earnings and ultimately resulted in weak equity markets from July through September.


The Fund outperformed the Index based on strong stock selection in the information technology, energy and financials sectors. In the technology sector, we added value within semiconductor equipment and products. Samsung Electronics was a strong performer for the Fund. In the energy sector, returns were generated with the holdings in integrated oil companies trading on discount valuations. The focus on retail banks and insurance companies with solid balance sheets was the correct strategy within the financials sector.


The best performing sectors in the last year were consumer staples, basic materials and consumer discretionary. In general, the bright spot in the global economy continues to be the ongoing consumer spending. The basic materials industry benefited from better commodity prices and cheap valuations. On the negative side, the information technology and telecommunication services sectors were hit particularly hard. Companies in these sectors suffer from weak pricing and poor balance sheets.


Fund managers are currently finding good value in the basic materials and consumer staples sectors. The pharmaceuticals, information technology and financial sectors are viewed less favorably. The Fund's investment positioning is a result of implementing a bottom-up, borderless philosophy in international investing. This philosophy focuses on in-depth research of companies and investing at discount valuations.

1) MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.
2)   MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
     EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.

GROWTH OF $10,000

        Cumulative Returns
        as of October 31, 2002
Class                    1 Year  Life of Fund*
Advisors Preferred      -12.03% -20.73%
Advisors Select         -12.33% -20.99%
J                       -13.41% -20.62%
Institutional           -11.60% -19.85%
Preferred               -11.61% -20.48%
Select                  -11.96% -20.64%

        Morgan Stanley
          Capital
        International
        EAFE (Europe,
        Australia and        Morningstar          International
          Far East)         Foregin Stock            Fund I,
          Index-ND            Category           Advisors Select
           10                  10                   9.525
"2001"     7.782               7.634                7.029
"2002"     6.754               7.897                6.162


Note: Past performance is not predictive of future performance.
The performance of Advisors Preferred, Preferred, Select, Institutional, and Class J shares will vary from the performance of Advisors Select shares based on the differences in sales charges and fees. The returns shown do not reflect taxes, if any, that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

* The inception date of the Institutional Class and Class J shares was March 1, 2001. The Advisors Preferred, Advisors Select, Preferred and Select Classes inception was December 6, 2000.

LOGO
                                       16

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Funds. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.

INTERNATIONAL FUND
------------------
The International Fund seeks long-term growth of capital.

INTERNATIONAL FUND STRATEGY
The International Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The International Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The International Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the International Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the International Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the International Fund, the Sub-Advisor, PGI, pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

INTERNATIONAL SMALLCAP FUND
---------------------------
The International SmallCap Fund seeks long-term growth of capital.

INTERNATIONAL SMALLCAP FUND STRATEGY
The International SmallCap Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the International SmallCap Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The International SmallCap Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

PGI diversifies the International SmallCap Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the International SmallCap Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

In addition to having similar investment objectives, the International Fund and the International SmallCap Fund have many similar investment policies and restrictions.

INTERNATIONAL SMALLCAP FUND AND INTERNATIONAL FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the International SmallCap Fund and International Fund is a matter of fundamental policy and may not be changed without shareholder approval. The International SmallCap Fund and International Fund may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the series may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the series.
  . Act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the series may invest up to 25% of the value of its total assets in a single industry, provided that, when the series has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the series holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The International SmallCap Fund and International Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the International SmallCap Fund and International Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the series' net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such series' commitments under outstanding futures contracts positions would exceed the market value of its total assets.

  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the 1940 Act.

The International SmallCap Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations of less than $2 billion.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the International SmallCap Fund as well as the International Fund. PGI is a direct wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The International Fund paid the Manager a fee equal to 0.90% (0.0% for the Class J shares after waiver) of the International Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.11% of such assets.

The Manager has also entered into a sub-advisory agreement with PGI to provide investment advisory services to the International SmallCap Fund. The International SmallCap Fund paid the Manager a fee equal to 1.20% (0.0% for the Class J shares after waiver) of the International SmallCap Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee of 0.50% of such assets.


If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the International SmallCap Fund, and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                    ADDITIONAL INFORMATION ABOUT THE SERIES

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the International Fund and International SmallCap Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/ information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable.
  Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                   APPENDIX A

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
              INTERNATIONAL SMALLCAP FUND AND INTERNATIONAL FUND I

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the International Fund I of the Fund acquire all of the assets of the International SmallCap Fund in exchange for the assumption by the International Fund I of all of the liabilities of the International SmallCap Fund and shares issued by the International Fund I which are thereafter to be distributed by the International SmallCap Fund pro rata to its shareholders in complete liquidation and termination of the International SmallCap Fund and in exchange for all of the International SmallCap Fund's outstanding shares.

The International SmallCap Fund will transfer to the International Fund I and the International Fund I will acquire from the International SmallCap Fund, all of the assets of the International SmallCap Fund on the Closing Date and will assume from the International SmallCap Fund all of the liabilities of the International SmallCap Fund in exchange for the issuance of the number of shares of the International Fund I determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the International SmallCap Fund in complete liquidation and termination of the International SmallCap Fund and in exchange for all of the International SmallCap Fund's outstanding shares. The International SmallCap Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the International SmallCap Fund in proper form prior to the Closing Date shall be fulfilled by the International SmallCap Fund. Redemption requests received by the International SmallCap Fund thereafter will be treated as requests for redemption of those shares of the International Fund I allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the International Fund I will issue to the International SmallCap Fund a number of full and fractional shares of the International Fund I, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the International SmallCap Fund. The aggregate value of the net assets of the International SmallCap Fund and the International Fund I shall be determined in accordance with the then current Prospectus of the International Fund I as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on May 21, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the International Fund I or the International SmallCap Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the International SmallCap Fund shall
(a) distribute on a pro rata basis to the shareholders of record of the International SmallCap Fund at the close of business on the Closing Date the shares of the International Fund I received by the International SmallCap Fund at the Closing in exchange for all of the International SmallCap Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the International Fund I to shareholders of the International SmallCap Fund, the International Fund I shall credit on the books of the International Fund I an appropriate number of shares of the International Fund I to the account of each shareholder of the International SmallCap Fund. No certificates will be issued for shares of the International Fund I. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the International SmallCap Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the International Fund I to be credited on the books of the International Fund I in respect of such shares of the International SmallCap Fund as provided above.

Prior to the Closing Date, the International SmallCap Fund shall deliver to the International Fund I a list setting forth the assets to be assigned, delivered and transferred to the International Fund I, including the securities then owned by the International SmallCap Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the International Fund I pursuant to this Plan.

All of the International SmallCap Fund's portfolio securities shall be delivered by the International SmallCap Fund's custodian on the Closing Date to the International Fund I or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the International Fund I or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the International SmallCap Fund's account at its custodian to the International Fund I's account at its custodian. If on the Closing Date the International SmallCap Fund is unable to make good delivery to the International Fund I's custodian of any of the International SmallCap Fund's portfolio securities because such securities have not yet been delivered to the International SmallCap Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the International SmallCap Fund shall deliver to the International Fund I's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the International Fund I, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the International Fund I.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the International SmallCap Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the International SmallCap Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the International SmallCap Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the International SmallCap Fund or the International Fund I in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                         PRINCIPAL INVESTORS FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated April 10, 2003 for the special meeting of the holders of each share class of the common stock, $.01 par value per share, of the International SmallCap Fund, a series of Principal Investors Fund, Inc., an open-end management investment company. The meeting is to be held on Wednesday, May 14, 2003. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.

The prospectus/information statement describes certain transactions contemplated by the proposed combination of the International SmallCap Fund with the International Fund I ("International Fund") pursuant to the terms of a Plan of Acquisition ("Plan"). Under the Plan, the International Fund would acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of each share class of its common stock. The International SmallCap Fund would immediately redeem all its outstanding shares by distributing the International Fund shares to its shareholders. As a result, each shareholder would own shares in the International Fund equal in value to shares of the same class as he or she had owned in the International SmallCap Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the series in connection with the Plan.

The date of the Statement of Additional Information is April 10, 2003.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the Investors Fund, dated March 1, 2003, and in the Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The financial statements and footnotes thereto of the Principal Investors Fund, Inc., together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Principal Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002.

The financial statements of Principal Investors Fund, Inc. listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                          OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       INTERNATIONAL                  COMBINED
                        INTERNATIONAL    SMALLCAP      PRO FORMA    INTERNATIONAL
                           FUND I          FUND       ADJUSTMENTS      FUND I
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 46,705,080   $  9,915,116   $    --       $ 56,620,196
                        ============   ============   =======       ============
FOREIGN CURRENCY--AT
 COST ................  $     66,204   $        635   $    --       $     66,839
                        ============   ============   =======       ============
ASSETS
Investment in
 securities--at value.  $ 43,114,447   $  8,894,026        --         52,008,473
Foreign currency--at
 value................        66,417            621        --             67,038
Cash..................       428,758         20,033        --            448,791
Receivables:
 Capital Shares sold..        41,517             --        --             41,517
 Dividends and
  interest............        91,684         21,089        --            112,773
 Investment securities
  sold................       463,351         28,439        --            491,790
 Foreign currency
  contracts...........         1,625             --        --              1,625
                        ------------   ------------   -------       ------------
          Total Assets    44,207,799      8,964,208        --         53,172,007
LIABILITIES
Accrued expenses......        27,108          9,171        --             36,279
Payables:
 Capital Shares
  reacquired..........            --         35,005        --             35,005
 Investment securities
  purchased...........       549,767         37,006        --            586,773
 Foreign currency
  contracts...........           375             --        --                375
                        ------------   ------------   -------       ------------
     Total Liabilities       577,250         81,182        --            658,432
                        ------------   ------------   -------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 43,630,549   $  8,883,026   $    --       $ 52,513,575
                        ============   ============   =======       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 53,689,090   $ 11,460,758   $    --       $ 65,149,848
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        11,563         70,896        --             82,459
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (6,483,776)    (1,627,677)       --         (8,111,453)
Net unrealized
 appreciation
 (depreciation) of
 investments..........    (3,590,633)    (1,021,090)       --         (4,611,723)
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...         4,305            139        --              4,444
                        ------------   ------------   -------       ------------
      Total Net Assets  $ 43,630,549   $  8,883,026   $    --       $ 52,513,575
                        ============   ============   =======       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   145,000,000    145,000,000        --        145,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $  3,303,854   $  1,692,394   $    --       $  4,996,248
  Shares issued and
 outstanding..........       507,649        254,338    5,630/(b)/        767,617
  Net asset value per
 share................  $       6.51   $       6.65        --       $       6.51
                        ============   ============        ==       ============

Advisors Select: Net
 Assets...............  $  3,172,453   $  1,075,963   $    --       $  4,248,416
  Shares issued and
 outstanding..........       490,412        162,353    3,947/(b)/        656,712
  Net asset value per
 share................  $       6.47   $       6.63        --       $       6.47
                        ============   ============        ==       ============

Class J: Net Assets...  $ 10,104,228   $  3,212,052   $    --       $ 13,316,280
  Shares issued and
 outstanding..........     1,556,377        483,378    11,545/(b)/     2,051,300
  Net asset value per
 share /(a)/..........  $       6.49   $       6.65        --       $       6.49
                        ============   ============        ==       ============

Institutional: Net
 Assets...............  $ 20,503,496   $    593,506   $    --       $ 21,097,002
  Shares issued and
 outstanding..........     3,143,488         88,262    2,766/(b)/      3,234,516
  Net asset value per
 share................  $       6.52   $       6.72        --       $       6.52
                        ============   ============        ==       ============

Preferred: Net Assets.  $  4,165,863   $  1,474,666   $    --       $  5,640,529
  Shares issued and
 outstanding..........       639,789        220,242    6,281/(b)/        866,312
  Net asset value per
 share................  $       6.51   $       6.70        --       $       6.51
                        ============   ============        ==       ============

Select: Net Assets....  $  2,380,655   $    834,445   $    --       $  3,215,100
  Shares issued and
 outstanding..........       366,229        124,999    3,377/(b)/        494,605
  Net asset value per
 share................  $       6.50   $       6.68        --       $       6.50
                        ============   ============        ==       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
/(b) /Reflects new shares issued, net of retired shares of International
  SmallCap Fund.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    YEAR ENDED OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                            COMBINED
                        INTERNATIONAL  INTERNATIONAL      PRO FORMA       INTERNATIONAL
                           FUND I      SMALLCAP FUND  ADJUSTMENTS /(A)/      FUND I
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $   433,536    $   153,593       $      --        $   587,129
 Withholding tax on
  foreign dividends...      (45,024)       (14,795)             --            (59,819)
 Interest.............       22,755          7,549              --             30,304
                        -----------    -----------       ---------        -----------
          Total Income      411,267        146,347              --            557,614
Expenses:
 Management and
  investment advisory
  fees................      187,347         86,766         (21,563)           252,550
 Distribution fees....       38,657         17,866              --             56,523
 Administrative
  service fees........        6,015          5,819              --             11,834
 Service fees.........        9,044          8,948              --             17,992
 Transfer and
  administrative fees
  - Class J...........       28,247          9,777              --             38,024
 Other expenses -
  Class J.............           22             23              --                 45
                        -----------    -----------       ---------        -----------
  Total Gross Expenses      269,332        129,199        (21,563)            376,968
 Less: Fees paid
  indirectly..........          101             --              --                101
                        -----------    -----------       ---------        -----------
    Total Net Expenses      269,231        129,199        (21,563)            376,867
                        -----------    -----------       ---------        -----------
 Net Investment Income
      (Operating Loss)      142,036         17,148          21,563            137,621

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment
  transactions........   (2,876,679)      (601,206)             --         (3,477,885)
 Foreign currency
  transactions........       (9,476)           241              --             (9,235)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (1,199,133)      (595,516)             --         (1,794,649)
 Translation of assets
  and liabilities in
  foreign currencies...        4,434            414              --              4,848
                         -----------    -----------       ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   (4,080,854)    (1,196,067)             --         (5,276,921)
                         -----------    -----------       ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $(3,938,818)   $(1,178,919)      $  21,563        $(5,096,174)
                         ===========    ===========       =========        ===========



/(a) /Reflects estimated reduction in expenses due to lower management and investment advisory fees, larger net assets and greater economies of scale, and assumes the International Fund I fee structure was in effect for the twelve months ended October 31, 2002.
See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. BASIS OF COMBINATION

On March 10, 2003, the Board of Directors of Principal Investors Fund, Inc. approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of International SmallCap Fund, International Fund I will acquire all the assets of International SmallCap Fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of shares of International Fund I (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of International SmallCap Fund and International Fund I at October 31, 2002. The unaudited pro forma statement of operations reflects the results of operations of International SmallCap Fund and International Fund I for the twelve months ended October 31, 2002. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for International SmallCap Fund and International Fund I under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of International Fund I for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

2. SECURITY VALUATION

International Fund I and International SmallCap Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and international securities the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

3. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of International SmallCap Fund by International Fund I as of October 31, 2002. The number of additional shares issued was calculated by dividing the net asset value of each class of International SmallCap Fund by the respective class net asset value per share of International Fund I.

4. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2002. The expenses of International SmallCap Fund were adjusted assuming the fee structure of International Fund I was in effect for the twelve months ended October 31, 2002.

5. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

International Fund I and International SmallCap Fund will distribute substantially all of their net investment income and any realized gains prior to the merger date.

--------------------------------------------------------------------------------------------------------------------
 Principal Amount or Number of Shares
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  International       International
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Fund I          SmallCap Fund       Combined
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                      COMMON STOCKS (94.80%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Advertising Agencies (0.12%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,660         3,660         Asatsu-DK
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Advertising Sales (0.00%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,000                              2,000         Clear Media 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Advertising Services (0.09%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 22,000        22,000         Taylor Nelson Sofres
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Aerospace & Defense (0.03%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,201                              5,201         BAE Systems
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Agricultural Chemicals (0.13%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,710         6,710         Agrium
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Agricultural Operations (0.24%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,920         1,920         Beghin-Say
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,170         3,170         Hokuto
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Airlines (0.99%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            44,000                             44,000         China Southern Airlines
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            21,571                             21,571         Deutsche Lufthansa 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 29,460        29,460         easyJet 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,000                              2,000         Singapore Airlines
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  7,621         7,621         Westjet Airlines 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Apparel Manufacturers (0.10%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             6,000                              6,000         Onward Kashiyama
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Appliances (0.08%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                    530           530         SEB
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Applications Software (0.00%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,338                              2,338         Aldata Solution Oyj 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Audio & Video Products (0.86%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             6,000                              6,000         Matsushita Electric Industrial
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,000                              9,000         Sony
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Auto-Cars & Light Trucks (3.94%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,909                             10,909         Bayerische Motoren Werke
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            26,000                             26,000         Denway Motors
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,457                             13,457         Honda Motor
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            91,180                             91,180         Nissan Motor
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,758                             10,758         PSA Peugeot Citroen
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,400                              1,400         Toyota Motor
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Auto/Truck Parts & Equipment-Original (0.36%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  8,400         8,400         Keihin
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 12,950        12,950         Showa
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Auto/Truck Parts & Equipment-Replacement (0.22%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,280         5,280         Hyundai Mobis
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Beverages-Non-alcoholic (0.17%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,200         3,200         Coca-Cola West Japan
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,984         1,984         Cott 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Beverages-Wine & Spirits (1.35%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            70,420                             70,420         Allied Domecq
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,444         3,444         Davide Campari
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,543                             16,543         Diageo
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Brewery (0.93%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            17,205                             17,205         Interbrew
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,270         5,270         Molson 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Broadcasting Services & Programming (0.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 19,310        19,310         HIT Entertainment
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                36                                 36         SKY Perfect Communications 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Building & Construction Products-Miscellaneous (0.35%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,969                              2,969         CRH
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             7,697                              7,697         CSR
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                    452           452         Geberit
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Building & Construction-Miscellaneous (0.22%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 35,040        35,040         Amec
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Building-Heavy Construction (0.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  7,107         7,107         Grupo Dragados
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Building Products-Cement & Aggregate (0.81%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,324                              5,324         Lafarge
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Building-Residential & Commercial (0.37%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  9,050         9,050         Persimmon
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000               37,400        42,400         Sekisui House
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Casino Services (0.18%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 35,100        35,100         Aristocrat Leisure
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Cellular Telecommunications (1.97%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            12,800                             12,800         America Movil 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                35                                 35         NTT DoCoMo
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,500                             10,500         SmarTone Telecommunications Holdings 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           489,814                            489,814         Vodafone Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Chemicals-Diversified (1.86%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,631                             11,631         DSMA
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,120                              8,120         Shin-Estu Chemical
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            18,000                             18,000         Showa Denko K. K. 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            50,000                             50,000         Sumitomo Chemical
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            14,000                             14,000         Tokuyama
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,000                             13,000         Tosoh
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Chemicals-Specialty (0.70%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,317                              1,317         Ciba Specialty Chemicals
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                     57            57         Gurit-Heberlein
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,143                              2,143         Lonza Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,030         5,030         NOVA Chemicals
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Commercial Banks (5.33%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            38,816                             38,816         Allied Irish Banks
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 25,100        25,100         Anglo Irish Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,483                              3,483         Banco Santander Central Hispano
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            12,700                             12,700         Bangkok Bank 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Bank of Fukuoka
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            30,900                             30,900         Bank of Ireland
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           247,000                            247,000         Chinatrust Financial Holding 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,400                              1,400         Dah Sing Financial
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,715                              4,715         Danske Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            52,320                             52,320         DnB Holding
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,981                              5,981         ForeningsSparbanken
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            18,602                             18,602         Fortis
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               600                                600         Hang Seng Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               601                                601         Kookmin Bank 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,188                              4,188         Kookmin Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 15,460        15,460         KorAm Bank 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,940                             13,940         National Bank of Canada
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            58,496                             58,496         Nordea
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Commercial Services (0.28%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 10,550        10,550         Intertek Testing Services 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               252                                252         Societe Generale de Surveillance  Holding 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Computers (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,000                             10,000         Legend Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Computers-Integrated Systems (0.27%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            15,000                             15,000         Fujitsu
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,800                              2,800         Meitec
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               200                                200         OBIC
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Computers-Memory Devices (0.06%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               800                                800         TDK
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Computers-Peripheral Equipment (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,068                              1,068         Benq
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Consulting Services (0.10%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,640         1,640         Drake Beam Morin
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         Linmark Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Containers-Paper & Plastic (0.31%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             7,509                              7,509         Amcor
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 14,680        14,680         Huhtamaki Oyj
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Cooperative Banks (0.54%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            23,600                             23,600         Banco Popolare di Verona e Novara
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Cosmetics & Toiletries (0.81%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,140         5,140         Aderans
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Kao
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               830                                830         Kose
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            19,500                             19,500         Shiseido
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Distribution-Wholesale (0.26%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,000               56,740        64,740         Esprit Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,720                              3,720         Hagemeyer
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Diversified Financial Services (0.47%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,170         5,170         Gjensidige
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,410                              8,410         Shinhan Financial Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Diversified Minerals (1.95%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            28,048                             28,048         Anglo American
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,982                              9,982         BHP Billiton
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             7,310                              7,310         Cia Vale do Rio Doce 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 14,800        14,800         Teck Cominco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            60,822                             60,822         WMC
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,925                              5,925         Xstrata
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Diversified Operations (0.49%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 26,900        26,900         Bodycote International
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,650                              9,650         Brascan
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            44,000                             44,000         First Pacific 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Hutchison Whampoa
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Diversified Operators-Commercial Service (0.14%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             6,911                              6,911         Brambles Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,000                             13,000         NEC 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Educational Software (0.07%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 34,422        34,422         Riverdeep Group 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electric Products-Miscellaneous (0.02%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,000                             16,000         Techtronic Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electric-Generation (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            20,000                             20,000         Beijing Datang Power Generation
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electric-Integrated (1.28%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,441                             10,441         E.On AG
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Hongkong Electric Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            12,440                             12,440         Korea Electric Power
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electric-Transmission (0.12%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,057                              9,057         National Grid Transco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electronic Components-Miscellaneous (2.76%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  8,000         8,000         Dianippon Screen Manufacturing 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Hosiden
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            24,239                             24,239         Koninklijke Philips Electronics
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,110                              4,110         Kyocera
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         Omron
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,888                              1,888         Samsung Electronics
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               950                                950         Samsung Electronics
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 14,450        14,450         Venture Manufacturing
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,000                              9,000         Yaskawa Electric
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electronic Components-Semiconductor (0.11%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,080                              1,080         Aixtron
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         New Japan Radio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               200                                200         Rohm
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Electronic Measurement Instruments (0.11%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               800                                800         Advantest
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               200                                200         Keyence
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Energy-Alternate Sources (0.22%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  7,224         7,224         Grupo Auxiliar Metalurgico 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Engineering-Research & Development Services (0.44%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,318         3,318         Fugro
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  8,000         8,000         JGC
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  8,350         8,350         Takuma
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Entertainment Software (0.16%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 23,300        23,300         Eidos 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,500         3,500         UBI Soft Entertainment 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Finance-Consumer Loans (0.22%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               700                                700         Aiful
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 11,900        11,900         Nissin
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Finance-Investment Banker & Broker (1.12%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 10,307        10,307         Close Brothers Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  8,040         8,040         D Carnegie 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,730         6,730         ICAP
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            20,000                             20,000         Nikko Securities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            12,293                             12,293         Nomura Securities
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                122,767       122,767         Polaris Securities 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  4,000         4,000         Van Der Moolen Holding
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Finance-Leasing Company (0.14%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,300                              1,300         ORIX
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Finance-Other Services (0.88%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           273,499                            273,499         Grupo Financiero BBVA Bancomer 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                104,200       104,200         Hong Kong Exchanges & Clearing
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 24,869        24,869         Intrum Justitia 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Food-Catering (0.34%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,901                             13,901         Compass Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 24,760        24,760         Elior
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Food-Miscellaneous/Diversified (3.84%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  4,950         4,950         CSM
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                118,290       118,290         Global Bio-Chem Technology Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,062                              4,062         Nestle
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,690         1,690         Nong Shim
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,230         6,230         Nutreco Holding
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,102                             13,102         Unilever
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Food-Retail (0.48%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,400                              5,400         Dairy Farm International Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            52,901                             52,901         Safeway
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            20,717                             20,717         Tesco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Forestry (0.17%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 14,000        14,000         Tembec 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Food-Wholesale & Distribution (0.27%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                100,571       100,571         Fyffes
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Gas-Distribution (1.33%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            94,147                             94,147         Centrica
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 23,300        23,300         Toho Gas
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           126,000                            126,000         Tokyo Gas
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            29,000                             29,000         Xinao Gas Holdings 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Gas-Transportation (0.59%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           104,147                            104,147         Snam Rete Gas
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Gold Mining (0.35%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,100                              9,100         Barrick Gold
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 32,900        32,900         Sons of Gwalia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Import & Export (0.83%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            57,515                             57,515         Mitsubishi
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            18,000                             18,000         Sumitomo
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Instruments-Scientific (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,000                              1,000         Moritex
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Investment Companies (0.17%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,260         1,260         EURAZEO 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 21,239        21,239         Macquarie Infrastructure Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Life & Health Insurance (0.70%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,060                              2,060         AMP
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  4,282         4,282         Industrial-Alliance Life Insurance 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,060                              8,060         Power Corp. of Canada
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,005                             11,005         Prudential
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Machinery Tools & Related Products (0.86%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 55,900        55,900         ASM Pacific Technology
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            14,369                             14,369         Sandvik
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Machinery-Construction & Mining (0.70%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            17,624                             17,624         Atlas Copco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Machinery-Electrical (0.82%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            17,000                             17,000         Lindeteves-Jacoberg
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,605                              8,605         Schneider Electric
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               300                                300         SMC
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Machinery-General Industry (0.02%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,000                              4,000         Nippon Thompson
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Marine Services (0.23%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  2,722         2,722         IHC Caland
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Medical Laboratory & Testing Service (0.06%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  2,612         2,612         Unilabs
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Medical-Drugs (5.97%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,731                              1,731         AstraZeneca
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,895                             11,895         Aventis
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               500                                500         Eisai
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            29,481                             29,481         GlaxoSmithKline
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,121                             16,121         Novartis
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,800                              4,800         Novo Nordisk
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               631                                631         Pharmacia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               699                                699         Sanofi-Synthelabo
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,324                              4,324         Schering
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             7,117                              7,117         Takeda Chemical Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,580                              2,580         Teva Pharmaceutical Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,293                             11,293         Yamanouchi Pharmaceutical
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Medical Products (0.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  2,530         2,530         Hogy Medical
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Medical-Biomedical/Gene (0.35%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,110         6,110         Novozymes
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,350         6,350         PerBio Science 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Medical-Drugs (0.23%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 19,200        19,200         Galen Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Metal-Aluminum (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            25,000                             25,000         Aluminum Corp. of China
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Metal-Diversified (0.53%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            15,350                             15,350         Rio Tinto
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Miscellaneous Investing (0.21%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                     27            27         ORIX JREIT 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Miscellaneous Manufacturers (0.08%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 39,600        39,600         FKI
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Money Center Banks (8.03%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            29,490                             29,490         ABN AMRO Holding
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           107,711                            107,711         Barclays
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            23,634                             23,634         BNP Paribas
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         DBS Group Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,923                              5,923         HSBC Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               800                                800         HSBC Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                14                                 14         Mitsubishi Tokyo Financial Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,266                             13,266         Royal Bank of Canada
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            22,265                             22,265         Royal Bank of Scotland
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             7,000                              7,000         Sumitomo Mitsui Banking
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,589                              9,589         UBS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                31                                 31         UFJ Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            97,000                             97,000         UniCredito Italiano
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,000                              4,000         United Overseas Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Mortgage Banks (0.24%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               510                2,170         2,680         DEPFA Bank
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Multi-line Insurance (2.11%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            26,813                             26,813         Aegon
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            18,123                             18,123         AXA
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,251                              3,251         ING Groep
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            33,500                             33,500         Riunione Adriatica di Sicurta
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Multimedia (1.37%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            22,917                             22,917         News
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,730                              4,730         News
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,655                              8,655         Pearson
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         Tokyo Broadcasting System
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Non-Hotel Gambling (0.71%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           136,970                            136,970         Hilton Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Office Automation & Equipment (0.98%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               680                                680         Canon
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,000                             11,000         Canon
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  2,360         2,360         Neopost
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Office Supplies & Forms (0.11%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 21,840        21,840         Corporate Express Australia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Oil Company-Exploration & Production (0.78%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,003                              9,003         Canadian Natural Resources 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,600                              4,600         Talisman Energy
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Oil Company-Integrated (6.44%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            17,034                             17,034         BP Amoco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            54,000                             54,000         China Petroleum & Chemical
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            70,403                             70,403         ENI
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           161,048                            161,048         Shell Transport & Trading
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,118                              9,118         TotalFinaElf
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Oil Refining & Marketing (0.39%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            27,884                             27,884         Statoil
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Optical Supplies (0.09%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,129                              1,129         Cie Generale D'Optique Essilor International
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Paper & Related Products (1.67%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  5,782         5,782         Billerud
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 18,200        18,200         Hokuetsu Paper Mills
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 26,200        26,200         Norske Skog Canada 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            39,500                             39,500         Oji Paper
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            36,069                             36,069         Stora Enso Oyj
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,954                              5,954         UPM-Kymmene Oyj
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Physician Practice Management (0.04%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  6,982         6,982         Nestor Healthcare Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Pipelines (0.46%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,660                             16,660         TransCanada Pipelines
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Printing-Commercial (0.16%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            11,500                             11,500         Toppan Printing
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Property & Casualty Insurance (0.96%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 12,428        12,428         Kingsway Financial Services 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            70,000                             70,000         Mitsui Sumitomo Insurance 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            28,198                             28,198         NRMA Insurance Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,260                              1,260         Samsung Fire & Marine Insurance
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Public Thoroughfares (0.81%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            82,890                             82,890         Brisa-Auto Estradas de Portugal
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Publishing-Newspapers (0.24%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 77,500        77,500         John Fairfax Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Publishing-Periodicals (0.65%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            19,484                             19,484         Wolters Kluwer
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Real Estate Operator & Developer (0.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,000                              3,000         Cheung Kong
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 72,100        72,100         Hang Lung Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            10,000                             10,000         Keppel Land
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,669                              8,669         Kerry Properties
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,000                              1,000         Sun Hung Kai Properties
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Reinsurance (0.36%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  3,160         3,160         Converium Holding 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               891                                891         Swiss Reinsurance
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Rental-Auto & Equipment (0.07%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 87,030        87,030         Ashtead Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Research & Development (0.00%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,403                              5,403         Silex Systems 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Respiratory Products (0.03%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,820                              5,820         ResMed 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Apparel & Shoe (0.43%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,149         1,149         Cortefiel
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             2,178                              2,178         Debenhams
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,000                             16,000         Giordano International
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            55,401                             55,401         Matalan
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Automobile (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,000                             16,000         Astra International
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Computer Equipment (0.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 61,350        61,350         Electronics Boutique
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Consumer Electronics (0.38%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,600                3,686         5,286         Yamada Denki
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               800                2,343         3,143         Yamada Denki
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Convenience Store (0.02%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,670         1,670         T & S Stores
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Discount (0.02%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,764                              8,764         Harvey Norman Holdings
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Major Department Store (1.33%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            25,965                             25,965         Metro
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                    755           755         Shinsegae Department Store
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Miscellaneous/Diversified (0.59%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,700                              3,700         Aeon
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,260                              4,260         Ito-Yokado
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  4,110         4,110         York-Benimaru
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Retail-Pubs (0.30%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 34,800        34,800         J. D. Wetherspoon 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Semiconductor Component-Integrated Circuits (0.31%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           223,045                            223,045         United Microelectronics 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Semiconductor Equipment (0.16%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 10,150        10,150         ASE Test 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             3,214                              3,214         ASM Lithography Holding 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Shipbuilding (0.14%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 24,760        24,760         Samsung Heavy Industries 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Soap & Cleaning Products (0.22%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             6,517                              6,517         Reckitt Benckiser
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Steel-Producers (1.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,278                              1,278         Acerinox
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            26,081                             26,081         Arcelor 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             9,773                              9,773         BHP Steel 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                 5                                  5         China Steel
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,800                              1,800         Pohang Iron & Steel
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  4,610         4,610         Voest-Alpine
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Telecommunication Equipment (1.02%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             6,377                              6,377         Nokia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            16,299                             16,299         Nokia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 14,600        14,600         Tandberg 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Telecommunication Services (0.34%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             8,835                              8,835         SK Telecom
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Telephone Communication (0.03%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,919                              5,919         Telstra
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Telephone-Integrated (3.30%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            15,410                             15,410         Deutsche Telekom
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            15,368                             15,368         KT
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                18                                 18         Nippon Telegraph & Telephone
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            12,508                             12,508         Portugal Telecom
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            45,300                             45,300         Royal KPN 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,994                              5,994         TDC
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
           107,011                            107,011         Telecom Italia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            14,811                             14,811         Telecom Italia
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Tobacco (1.84%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            24,810                             24,810         Altadis
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            32,830                             32,830         British American Tobacco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 44,900        44,900         Kawasaki Kisen Kaisha
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 25,200        25,200         Mitsui O.S.K. Lines
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Transport-Marine (0.01%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             1,794                              1,794         Evergreen Marine
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Transport-Rail (0.16%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                15                                 15         East Japan Railway
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                 5                                  5         West Japan Railway
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Transport-Services (0.96%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                  1,090         1,090         CHC Helicopter
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            25,526                             25,526         Exel
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            13,500                             13,500         TPG
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Water (0.28%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 24,440        24,440         Kelda Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Water Treatment Systems (0.09%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         Kurita Water Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               284                                284         Vivendi Environnement 1
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Wire & Cable Products (0.05%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             5,000                              5,000         Sumitomo Electric Industries
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                      PREFERRED STOCKS (0.04%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Multimedia (0.04%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
             4,249                              4,249         News
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Total Preferred Stocks
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                      COMMERCIAL PAPER (4.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Finance-Mortgage Loan/Banker (4.20%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                              Investment in Joint Trading Account;
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1,648,144              559,491     2,207,635             Federal Home Loan Bank System; 1.72%; 11/01/02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                              Total Commercial Paper
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                              Total Portfolio Investments (99.04%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Cash and receivables, net of liabilities (.96%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                          Total Net Assets (100.00%)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                                            1 Non-income producing security.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                  Market Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                  International       International
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                     Fund I          SmallCap Fund       Combined
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (94.80%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Advertising Agencies (0.12%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Asatsu-DK                                                                               63,186        63,186
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Advertising Sales (0.00%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Clear Media 1                                                      1,051                               1,051
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Advertising Services (0.09%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Taylor Nelson Sofres                                                                    48,187        48,187
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Aerospace & Defense (0.03%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        BAE Systems                                                       15,155                              15,155
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Agricultural Chemicals (0.13%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Agrium                                                                                  68,108        68,108
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Agricultural Operations (0.24%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Beghin-Say                                                                              70,922        70,922
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hokuto                                                                                  54,985        54,985
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Airlines (0.99%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        China Southern Airlines                                           11,283                              11,283
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Deutsche Lufthansa 1                                             248,864                             248,864
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        easyJet 1                                                                              153,711       153,711
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Singapore Airlines                                                12,460                              12,460
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Westjet Airlines 1                                                                      95,409        95,409
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Apparel Manufacturers (0.10%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Onward Kashiyama                                                  50,004                              50,004
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Appliances (0.08%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        SEB                                                                                     44,088        44,088
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Applications Software (0.00%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aldata Solution Oyj 1                                              1,598                               1,598
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Audio & Video Products (0.86%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Matsushita Electric Industrial                                    62,885                              62,885
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sony                                                             387,152                             387,152
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Auto-Cars & Light Trucks (3.94%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Bayerische Motoren Werke                                         388,915                             388,915
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Denway Motors                                                      8,001                               8,001
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Honda Motor                                                      482,215                             482,215
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nissan Motor                                                     700,354                             700,354
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        PSA Peugeot Citroen                                              456,402                             456,402
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Toyota Motor                                                      34,054                              34,054
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Auto/Truck Parts & Equipment-Original (0.36%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Keihin                                                                                  83,239        83,239
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Showa                                                                                  105,706       105,706
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Auto/Truck Parts & Equipment-Replacement (0.22%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hyundai Mobis                                                                          118,513       118,513
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Beverages-Non-alcoholic (0.17%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Coca-Cola West Japan                                                                    53,024        53,024
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Cott 1                                                                                  36,043        36,043
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Beverages-Wine & Spirits (1.35%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Allied Domecq                                                    420,857                             420,857
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Davide Campari                                                                         102,898       102,898
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Diageo                                                           186,347                             186,347
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Brewery (0.93%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Interbrew                                                        387,617                             387,617
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Molson 1                                                                                99,174        99,174
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Broadcasting Services & Programming (0.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        HIT Entertainment                                                                       72,958        72,958
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        SKY Perfect Communications 1                                      32,030                              32,030
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Building & Construction Products-Miscellaneous (0.35%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        CRH                                                               37,635                              37,635
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        CSR                                                               23,495                              23,495
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Geberit                                                                                125,079       125,079
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Building & Construction-Miscellaneous (0.22%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Amec                                                                                   114,163       114,163
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Building-Heavy Construction (0.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Grupo Dragados                                                                         102,826       102,826
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Building Products-Cement & Aggregate (0.81%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Lafarge                                                          424,161                             424,161
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Building-Residential & Commercial (0.37%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Persimmon                                                                               58,582        58,582
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sekisui House                                                     36,772                98,606       135,378
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Casino Services (0.18%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aristocrat Leisure                                                                      95,065        95,065
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Cellular Telecommunications (1.97%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        America Movil 1                                                  172,032                             172,032
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        NTT DoCoMo                                                        64,566                              64,566
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        SmarTone Telecommunications Holdings 1                            11,241                              11,241
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Vodafone Group                                                   787,388                             787,388
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Chemicals-Diversified (1.86%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        DSMA                                                             491,826                             491,826
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Shin-Estu Chemical                                               250,540                             250,540
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Showa Denko K. K. 1                                               21,598                              21,598
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sumitomo Chemical                                                149,784                             149,784
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tokuyama                                                          35,768                              35,768
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tosoh                                                             27,590                              27,590
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Chemicals-Specialty (0.70%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Ciba Specialty Chemicals                                          92,784                              92,784
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Gurit-Heberlein                                                                         27,801        27,801
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Lonza Group                                                      130,290                             130,290
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        NOVA Chemicals                                                                         100,569       100,569
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Commercial Banks (5.33%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Allied Irish Banks                                               543,919                             543,919
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Anglo Irish Bank                                                                       167,781       167,781
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Banco Santander Central Hispano                                   21,351                              21,351
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Bangkok Bank 1                                                    15,114                              15,114
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Bank of Fukuoka                                                   11,069                              11,069
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Bank of Ireland                                                  342,723                             342,723
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Chinatrust Financial Holding 1                                   196,861                             196,861
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Dah Sing Financial                                                11,139                              11,139
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Danske Bank                                                       75,081                              75,081
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        DnB Holding                                                      241,317                             241,317
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ForeningsSparbanken                                               65,930                              65,930
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Fortis                                                           340,062                             340,062
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hang Seng Bank                                                     6,481                               6,481
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kookmin Bank 1                                                    19,442                              19,442
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kookmin Bank                                                     139,536                             139,536
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        KorAm Bank 1                                                                            98,457        98,457
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        National Bank of Canada                                          261,707                             261,707
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nordea                                                           239,413                             239,413
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Commercial Services (0.28%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Intertek Testing Services 1                                                             72,624        72,624
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Societe Generale de Surveillance  Holding 1                       73,917                              73,917
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Computers (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Legend Group                                                       3,622                               3,622
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Computers-Integrated Systems (0.27%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Fujitsu                                                           48,608                              48,608
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Meitec                                                            62,509                              62,509
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        OBIC                                                              31,002                              31,002
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Computers-Memory Devices (0.06%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        TDK                                                               31,410                              31,410
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Computers-Peripheral Equipment (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Benq                                                               7,659                               7,659
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Consulting Services (0.10%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Drake Beam Morin                                                                        51,539        51,539
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Linmark Group                                                      1,058                               1,058
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Containers-Paper & Plastic (0.31%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Amcor                                                             33,882                              33,882
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Huhtamaki Oyj                                                                          130,112       130,112
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Cooperative Banks (0.54%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Banco Popolare di Verona e Novara                                282,790                             282,790
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Cosmetics & Toiletries (0.81%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aderans                                                                                111,812       111,812
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kao                                                               68,566                              68,566
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kose                                                              25,677                              25,677
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Shiseido                                                         216,790                             216,790
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Distribution-Wholesale (0.26%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Esprit Holdings                                                   13,437                95,301       108,738
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hagemeyer                                                         28,182                              28,182
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Diversified Financial Services (0.47%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Gjensidige                                                                             160,594       160,594
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Shinhan Financial Group                                           88,690                              88,690
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Diversified Minerals (1.95%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Anglo American                                                   358,947                             358,947
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        BHP Billiton                                                      53,683                              53,683
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Cia Vale do Rio Doce 1                                           192,618                             192,618
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Teck Cominco                                                                           102,576       102,576
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        WMC                                                              256,210                             256,210
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Xstrata                                                           61,412                              61,412
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Diversified Operations (0.49%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Bodycote International                                                                  39,981        39,981
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Brascan                                                          188,872                             188,872
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        First Pacific 1                                                    4,175                               4,175
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hutchison Whampoa                                                 18,463                              18,463
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Diversified Operators-Commercial Service (0.14%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Brambles Industries                                               26,274                              26,274
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        NEC 1                                                             47,751                              47,751
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Educational Software (0.07%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Riverdeep Group 1                                                                       35,111        35,111
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electric Products-Miscellaneous (0.02%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Techtronic Industries                                             12,206                              12,206
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electric-Generation (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Beijing Datang Power Generation                                    6,347                               6,347
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electric-Integrated (1.28%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        E.On AG                                                          472,526                             472,526
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hongkong Electric Holdings                                        12,193                              12,193
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Korea Electric Power                                             188,361                             188,361
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electric-Transmission (0.12%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        National Grid Transco                                             64,366                              64,366
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electronic Components-Miscellaneous (2.76%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Dianippon Screen Manufacturing 1                                                        29,516        29,516
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hosiden                                                           25,835                              25,835
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Koninklijke Philips Electronics                                  434,470                             434,470
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kyocera                                                          242,219                             242,219
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Omron                                                             59,179                              59,179
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Samsung Electronics                                              269,512                             269,512
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Samsung Electronics                                              268,978                             268,978
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Venture Manufacturing                                                                  108,025       108,025
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Yaskawa Electric                                                  15,721                              15,721
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electronic Components-Semiconductor (0.11%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aixtron                                                            6,396                               6,396
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        New Japan Radio                                                   23,957                              23,957
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Rohm                                                              25,190                              25,190
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Electronic Measurement Instruments (0.11%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Advantest                                                         26,316                              26,316
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Keyence                                                           33,108                              33,108
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Energy-Alternate Sources (0.22%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Grupo Auxiliar Metalurgico 1                                                           118,326       118,326
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Engineering-Research & Development Services (0.44%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Fugro                                                                                  133,076       133,076
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        JGC                                                                                     44,600        44,600
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Takuma                                                                                  55,957        55,957
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Entertainment Software (0.16%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Eidos 1                                                                                 41,921        41,921
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        UBI Soft Entertainment 1                                                                42,667        42,667
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Finance-Consumer Loans (0.22%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aiful                                                             29,426                              29,426
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nissin                                                                                  86,936        86,936
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Finance-Investment Banker & Broker (1.12%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Close Brothers Group                                                                    87,883        87,883
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        D Carnegie 1                                                                            49,578        49,578
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ICAP                                                                                    95,025        95,025
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nikko Securities                                                  80,157                              80,157
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nomura Securities                                                141,483                             141,483
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Polaris Securities 1                                                                    47,687        47,687
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Van Der Moolen Holding                                                                  89,325        89,325
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Finance-Leasing Company (0.14%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ORIX                                                              73,537                              73,537
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Finance-Other Services (0.88%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Grupo Financiero BBVA Bancomer 1                                 215,551                             215,551
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hong Kong Exchanges & Clearing                                                         138,276       138,276
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Intrum Justitia 1                                                                      108,570       108,570
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Food-Catering (0.34%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Compass Group                                                     61,493                              61,493
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Elior                                                                                  116,469       116,469
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Food-Miscellaneous/Diversified (3.84%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        CSM                                                                                     98,873        98,873
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Global Bio-Chem Technology Group                                                        25,328        25,328
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nestle                                                           870,900                             870,900
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nong Shim                                                                               97,086        97,086
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nutreco Holding                                                                         82,179        82,179
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Unilever                                                         840,126                             840,126
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Food-Retail (0.48%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Dairy Farm International Holdings                                  4,401                               4,401
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Safeway                                                          183,735                             183,735
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tesco                                                             64,256                              64,256
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Forestry (0.17%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tembec 1                                                                                91,665        91,665
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Food-Wholesale & Distribution (0.27%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Fyffes                                                                                 142,421       142,421
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Gas-Distribution (1.33%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Centrica                                                         268,073                             268,073
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Toho Gas                                                                                57,437        57,437
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tokyo Gas                                                        368,199                             368,199
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Xinao Gas Holdings 1                                               5,280                               5,280
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Gas-Transportation (0.59%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Snam Rete Gas                                                    311,473                             311,473
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Gold Mining (0.35%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Barrick Gold                                                     136,313                             136,313
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sons of Gwalia                                                                          48,388        48,388
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Import & Export (0.83%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Mitsubishi                                                       359,146                             359,146
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sumitomo                                                          78,018                              78,018
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Instruments-Scientific (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Moritex                                                            3,967                               3,967
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Investment Companies (0.17%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        EURAZEO 1                                                                               56,150        56,150
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Macquarie Infrastructure Group                                                          34,066        34,066
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Life & Health Insurance (0.70%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        AMP                                                               14,520                              14,520
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Industrial-Alliance Life Insurance 1                                                    94,367        94,367
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Power Corp. of Canada                                            178,810                             178,810
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Prudential                                                        78,683                              78,683
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Machinery Tools & Related Products (0.86%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ASM Pacific Technology                                                                 108,583       108,583
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sandvik                                                          341,880                             341,880
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Machinery-Construction & Mining (0.70%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Atlas Copco                                                      369,315                             369,315
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Machinery-Electrical (0.82%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Lindeteves-Jacoberg                                                7,173                               7,173
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Schneider Electric                                               398,808                             398,808
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        SMC                                                               23,753                              23,753
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Machinery-General Industry (0.02%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nippon Thompson                                                   13,027                              13,027
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Marine Services (0.23%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        IHC Caland                                                                             120,763       120,763
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Medical Laboratory & Testing Service (0.06%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Unilabs                                                                                 33,619        33,619
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Medical-Drugs (5.97%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        AstraZeneca                                                       64,535                              64,535
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aventis                                                          712,078                             712,078
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Eisai                                                             10,795                              10,795
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        GlaxoSmithKline                                                  562,240                             562,240
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Novartis                                                         614,830                             614,830
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Novo Nordisk                                                     132,402                             132,402
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Pharmacia                                                         27,410                              27,410
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sanofi-Synthelabo                                                 42,745                              42,745
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Schering                                                         198,473                             198,473
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Takeda Chemical Industries                                       295,694                             295,694
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Teva Pharmaceutical Industries                                   199,769                             199,769
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Yamanouchi Pharmaceutical                                        276,541                             276,541
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Medical Products (0.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hogy Medical                                                                           106,768       106,768
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Medical-Biomedical/Gene (0.35%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Novozymes                                                                              111,543       111,543
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        PerBio Science 1                                                                        73,810        73,810
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Medical-Drugs (0.23%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Galen Holdings                                                                         118,351       118,351
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Metal-Aluminum (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aluminum Corp. of China                                            2,757                               2,757
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Metal-Diversified (0.53%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Rio Tinto                                                        277,374                             277,374
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Miscellaneous Investing (0.21%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ORIX JREIT 1                                                                           109,975       109,975
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Miscellaneous Manufacturers (0.08%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        FKI                                                                                     43,368        43,368
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Money Center Banks (8.03%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ABN AMRO Holding                                                 433,094                             433,094
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Barclays                                                         744,831                             744,831
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        BNP Paribas                                                      942,276                             942,276
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        DBS Group Holdings                                                21,068                              21,068
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        HSBC Holdings                                                     65,978                              65,978
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        HSBC Holdings                                                      8,719                               8,719
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Mitsubishi Tokyo Financial Group                                  91,307                              91,307
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Royal Bank of Canada                                             461,075                             461,075
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Royal Bank of Scotland                                           523,200                             523,200
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sumitomo Mitsui Banking                                           28,969                              28,969
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        UBS                                                              456,975                             456,975
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        UFJ Holdings                                                      46,812                              46,812
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        UniCredito Italiano                                              365,025                             365,025
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        United Overseas Bank                                              30,356                              30,356
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Mortgage Banks (0.24%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        DEPFA Bank                                                        23,535               100,141       123,676
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Multi-line Insurance (2.11%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aegon                                                            363,509                             363,509
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        AXA                                                              270,465                             270,465
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ING Groep                                                         54,377                              54,377
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Riunione Adriatica di Sicurta                                    417,342                             417,342
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Multimedia (1.37%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        News                                                             532,362                             532,362
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        News                                                              27,931                              27,931
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Pearson                                                           91,942                              91,942
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tokyo Broadcasting System                                         68,566                              68,566
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Non-Hotel Gambling (0.71%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hilton Group                                                     372,864                             372,864
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Office Automation & Equipment (0.98%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Canon                                                             24,997                              24,997
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Canon                                                            405,844                             405,844
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Neopost                                                                                 82,266        82,266
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Office Supplies & Forms (0.11%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Corporate Express Australia                                                             59,151        59,151
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Oil Company-Exploration & Production (0.78%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Canadian Natural Resources 1                                     244,703                             244,703
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Talisman Energy                                                  167,929                             167,929
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Oil Company-Integrated (6.44%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        BP Amoco                                                         108,998                             108,998
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        China Petroleum & Chemical                                         8,377                               8,377
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ENI                                                              977,476                             977,476
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Shell Transport & Trading                                      1,033,034                           1,033,034
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        TotalFinaElf                                                   1,256,011                           1,256,011
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Oil Refining & Marketing (0.39%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Statoil                                                          202,476                             202,476
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Optical Supplies (0.09%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Cie Generale D'Optique Essilor International                      45,449                              45,449
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Paper & Related Products (1.67%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Billerud                                                                                59,635        59,635
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hokuetsu Paper Mills                                                                    96,861        96,861
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Norske Skog Canada 1                                                                    85,354        85,354
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Oji Paper                                                        170,562                             170,562
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Stora Enso Oyj                                                   271,069                             271,069
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        UPM-Kymmene Oyj                                                  193,102                             193,102
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Physician Practice Management (0.04%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nestor Healthcare Group                                                                 18,897        18,897
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Pipelines (0.46%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        TransCanada Pipelines                                            239,447                             239,447
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Printing-Commercial (0.16%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Toppan Printing                                                   85,515                              85,515
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Property & Casualty Insurance (0.96%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kingsway Financial Services 1                                                           95,900        95,900
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Mitsui Sumitomo Insurance 1                                      290,834                             290,834
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        NRMA Insurance Group                                              38,968                              38,968
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Samsung Fire & Marine Insurance                                   76,520                              76,520
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Public Thoroughfares (0.81%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Brisa-Auto Estradas de Portugal                                  422,743                             422,743
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Publishing-Newspapers (0.24%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        John Fairfax Holdings                                                                  125,596       125,596
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Publishing-Periodicals (0.65%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Wolters Kluwer                                                   341,715                             341,715
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Real Estate Operator & Developer (0.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Cheung Kong                                                       19,906                              19,906
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Hang Lung Group                                                                         65,172        65,172
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Keppel Land                                                        6,456                               6,456
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kerry Properties                                                   6,113                               6,113
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sun Hung Kai Properties                                            6,231                               6,231
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Reinsurance (0.36%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Converium Holding 1                                                                    127,582       127,582
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Swiss Reinsurance                                                 61,867                              61,867
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Rental-Auto & Equipment (0.07%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Ashtead Group                                                                           34,380        34,380
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Research & Development (0.00%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Silex Systems 1                                                    1,529                               1,529
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Respiratory Products (0.03%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ResMed 1                                                          18,218                              18,218
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Apparel & Shoe (0.43%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Cortefiel                                                                                4,028         4,028
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Debenhams                                                         10,767                              10,767
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Giordano International                                             6,103                               6,103
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Matalan                                                          204,553                             204,553
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Automobile (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Astra International                                                3,597                               3,597
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Computer Equipment (0.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Electronics Boutique                                                                   107,260       107,260
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Consumer Electronics (0.38%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Yamada Denki                                                      37,613                86,652       124,265
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Yamada Denki                                                      19,721                57,757        77,478
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Convenience Store (0.02%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        T & S Stores                                                                            11,549        11,549
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Discount (0.02%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Harvey Norman Holdings                                            12,306                              12,306
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Major Department Store (1.33%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Metro                                                            596,545                             596,545
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Shinsegae Department Store                                                             101,927       101,927
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Miscellaneous/Diversified (0.59%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Aeon                                                              90,907                              90,907
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Ito-Yokado                                                       132,831                             132,831
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        York-Benimaru                                                                           88,567        88,567
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Retail-Pubs (0.30%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        J. D. Wetherspoon 1                                                                    155,984       155,984
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Semiconductor Component-Integrated Circuits (0.31%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        United Microelectronics 1                                        161,724                             161,724
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Semiconductor Equipment (0.16%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ASE Test 1                                                                              43,239        43,239
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        ASM Lithography Holding 1                                         28,168                              28,168
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Shipbuilding (0.14%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Samsung Heavy Industries 1                                                              72,746        72,746
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Soap & Cleaning Products (0.22%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Reckitt Benckiser                                                117,966                             117,966
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Steel-Producers (1.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Acerinox                                                          45,410                              45,410
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Arcelor 1                                                        281,784                             281,784
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        BHP Steel 1                                                       16,164                              16,164
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        China Steel                                                           52                                  52
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Pohang Iron & Steel                                              169,142                             169,142
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Voest-Alpine                                                                           116,917       116,917
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Telecommunication Equipment (1.02%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nokia                                                            108,305                             108,305
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nokia                                                            270,889                             270,889
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Tandberg 1                                                                             158,043       158,043
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Telecommunication Services (0.34%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        SK Telecom                                                       177,318                             177,318
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Telephone Communication (0.03%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Telstra                                                           15,637                              15,637
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Telephone-Integrated (3.30%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Deutsche Telekom                                                 176,869                             176,869
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        KT                                                               315,659                             315,659
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Nippon Telegraph & Telephone                                      65,970                              65,970
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Portugal Telecom                                                  75,559                              75,559
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Royal KPN 1                                                      287,108                             287,108
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        TDC                                                              129,394                             129,394
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Telecom Italia                                                   564,836                             564,836
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Telecom Italia                                                   117,632                             117,632
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Tobacco (1.84%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Altadis                                                          524,555                             524,555
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        British American Tobacco                                         335,911                             335,911
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kawasaki Kisen Kaisha                                                                   62,671        62,671
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Mitsui O.S.K. Lines                                                                     43,608        43,608
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Transport-Marine (0.01%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Evergreen Marine                                                   7,382                               7,382
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Transport-Rail (0.16%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        East Japan Railway                                                68,321                              68,321
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        West Japan Railway                                                16,203                              16,203
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Transport-Services (0.96%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        CHC Helicopter                                                                          20,812        20,812
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Exel                                                             262,376                             262,376
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        TPG                                                              218,717                             218,717
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Water (0.28%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kelda Group                                                                            144,533       144,533
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Water Treatment Systems (0.09%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Kurita Water Industries                                           42,446                              42,446
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Vivendi Environnement 1                                            6,733                               6,733
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Wire & Cable Products (0.05%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Sumitomo Electric Industries                                      25,386                              25,386
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total Common Stocks                                           41,445,315             8,334,535    49,779,850
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.04%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Multimedia (0.04%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        News                                                              20,988                              20,988
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Total Preferred Stocks                                                20,988                              20,988
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Finance-Mortgage Loan/Banker (4.20%)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Investment in Joint Trading Account;
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
            Federal Home Loan Bank System; 1.72%; 11/01/02             1,648,144               559,491     2,207,635
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total Commercial Paper                                         1,648,144               559,491     2,207,635
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total Portfolio Investments (99.04%)                          43,114,447             8,894,026    52,008,473
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Cash and receivables, net of liabilities (.96%)                      516,102               -11,000       505,102
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    Total Net Assets (100.00%)                                        43,630,549             8,883,026    52,513,575
------------------------------------------------------------------===================================================
------------------------------------------------------------------===================================================

      1 Non-income producing security.

                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on February 25, 2003.

Item 16. Exhibits.

Exhibit Number Description

  (1)(a) Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit (a)(1)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

   (1)(b) Articles Supplementary are incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 19, 26 and 27 to Registrant's Registration Statement on Form N1-A (File No. 33-59474) as filed with the Commission on October 12, 2001, December 30, 2002 and February 25, 2003 respectively.

     (2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

     (3)  None

     (4) Copy of Plan of Acquisition (included as Appendix A to the Information Statement/Prospectus, which is part of the Registration Statement on Form N-14).

     (5)  None

  (6)(a)  Management  Agreement  with  Principal  Management   Corporation  -
          incorporated herein by reference to Exhibit (d)(1)c to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

  (6)(b)  Sub-Advisory   Agreement  with  Principal   Global  Investors  LLC-
          incorporated herein by reference to Exhibit (d)(2)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (7)(a)  Distribution  Agreement - incorporated herein by reference to Exhibit
          (e)(1)i   to   Post-Effective   Amendment   No.  26  to   Registrant's
          Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

   (7)(b) Dealer Selling Agreement - incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on June 12, 2001.

     (8)  None

     (9)  Custody  Agreement  -  incorporated  herein by  reference  to  Exhibit
          (g)(2)b to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

 (10)(a) 12b-1 Plan - Advisors Preferred Class Shares 12b-1 Plan is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

 (10)(b) 12b-1 Plan - Advisors Select Class Shares 12b-1 Plan - incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

 (10)(c)  12b-1 Plan - Select Class Shares 12b-1 Plan.

 (10)(d)  12b-1 Plan - Class J Shares 12b-1 Plan.

  (10)(e) Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

     (11) Opinion and consent of Counsel regarding legality of securities being registered.

     (12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

     (13) None

     (14) Consent of Independent Auditors

     (15) None

     (16) Powers of attorney executed by L. D. Zimpleman,  J. E.  Aschenbrenner,
          R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W. C. Kimball.

  (17)(a) Voting Instruction Form

 (17)(b) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2002 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 23, 2003.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 10th day of March, 2003.


                                        Principal Investors Fund, Inc.


                                        By:_____________________________________
                                           Ralph C. Eucher
                                           President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                          TITLE                    DATE
          ---------                          -----                    ----

        __________________________                               March 10, 2003
        R. C. Eucher                  Director and President
                                    (Principal Executive Officer)

        _(L. D. Zimpleman*)_______        Director and           March 10, 2003
        L. D. Zimpleman              Chairman of the Board

        _(J. E. Aschenbrenner*)___        Director               March 10, 2003
        J. E. Aschenbrenner

        _(J. D. Davis*)___________        Director               March 10, 2003
        J. D. Davis

        _(P. A. Ferguson*)________        Director                March 10, 2003
        P. A. Ferguson

        _(R. W. Gilbert*)_________        Director                March 10, 2003
        R. W. Gilbert

        _(B. A. Lukavsky*)________        Director                March 10, 2003
        B. A. Lukavsky

        _(W. C. Kimball*)_________        Director                March 10, 2003
        W. C. Kimball

        __________________________    Executive Vice President    March 10, 2003
        M. J. Beer                    and Chief Financial Officer
                                      (Principal Financial and
                                      Accounting Officer)



                                        By:____________________________________
                                           R. C. Eucher
                                           Attorney-in-Fact *Pursuant to powers
                                           of attorney previously filed

March 10, 2003



Board of Directors
Principal Investors Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal Investors Fund, Inc. of shares of each of its share classes of common stock of the International Fund I series, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of the International SmallCap Fund series pursuant to the terms of a Plan of Acquisition (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,



Michael D. Roughton
Counsel

February 18, 2003


Board of Directors
Principal Investor's Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of International SmallCap Fund
     By International Fund I

To the Board of Directors and Shareholders

International Fund I intends to acquire all of the assets and assume all of the liabilities of International SmallCap Fund ("International SmallCap") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about March 10, 2003. You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

International Fund I is a series fund, meaning a segregated portfolio of assets, of Principal Investors Fund, Inc., a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

International SmallCap is also a series fund of Principal Investors Fund, Inc.
 International SmallCap, like International Fund I, has qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

International Fund I and International SmallCap are each a diversified, open-end management company registered with the Securities and Exchange Commission and various states.

International Fund I will acquire all of the assets of International SmallCap, and assume all of its liabilities, in exchange for International Fund I shares.
 International SmallCap will immediately liquidate and dissolve, distributing the shares of International Fund I to International SmallCap shareholders in retirement of their International SmallCap shares. Each holder of shares of International SmallCap will as a result of the transaction own shares of International Fund I of equal value.

Board of Directors
Page Two
February 18, 2003


In reliance on the information provided in the Registration Statement, I am of the opinion that:

1. The acquisition of all of the assets and liabilities of International SmallCap by International Fund I in exchange for shares of International Fund I, followed by distribution of those shares of International Fund I to shareholders of International SmallCap in liquidation of International SmallCap, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.

2. Shareholders of International SmallCap will recognize no gain or loss as a consequence of the surrender of their shares of International SmallCap in exchange for shares of International Fund I pursuant to the liquidation of International SmallCap. (Code Section 354).

3. The tax basis and holding period of shares of International Fund I acquired in exchange for shares of International SmallCap will be the same as the tax basis and the holding period of the shares of International SmallCap exchanged therefore. (Code Sections 354 and 1223).

4. International SmallCap will recognize no gain or loss on the transfer of all of its assets to International Fund I. (Code Section 361(a)).

5. The tax basis of the assets of International SmallCap in the hands of International Fund I will be the same as the tax basis of those assets in the hands of International SmallCap immediately prior to the acquisition. (Code Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,


Randy Bergstrom
Counsel to Principal Investors Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated November 27, 2002, with respect to the financial statements and financial highlights of the International Fund I and International SmallCap Fund of the Principal Investors Fund, Inc. incorporated by reference in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



LOGO
                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
March 7, 2003



                                       7
logo
Principal
        Financial
        Group

Name                                  Account No.:  Account #
Address                               Shares:  # of Shares
Address
City, State ZIP


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the International SmallCap Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.




Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the International SmallCap Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.

    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the International SmallCap Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

             _____ FOR      _____ AGAINST     _____ ABSTAIN


NOTE:     Please sign exactly as your name appears on this form.


Signature __________________________      _____________________________, 2003